CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue from VIP Gaming Operations	$ 63,544,865	$ 58,531,067	$ 125,663,364	$ 125,849,178
Total Revenues	63,544,865	58,531,067	125,663,364	125,849,178
Expenses
- Commission to Agents	47,651,409	38,095,211	90,392,261	81,623,353
- Selling, General and Administrative Expenses	6,325,662	4,367,472	9,981,531	9,211,287
- Special Rolling Tax	446,199	468,249	855,794	1,006,662
- Amortization of Intangible Assets	2,548,542	1,268,319	4,977,454	2,536,835
Total Expenses	56,971,812	44,199,251	106,207,040	94,378,137
Operating income attributable to ordinary shareholders before change in fair value of contingent consideration	6,573,053	14,331,816	19,456,324	31,471,041
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming and Bao Li	(9,551,634)	7,705,352	(15,481,200)	5,894,431
Net Income (Loss) Attributable to Ordinary Shareholders	(2,978,581)	22,037,168	3,975,124	37,365,472
Other Comprehensive Income
Foreign Currency - Translation Adjustment	208,433	183,054	(163,706)	507,895
Total Comprehensive Income (Loss)	$ (2,770,148)	$ 22,220,222	$ 3,811,418	$ 37,873,367
Net Income (Loss) Per Share
Basic (in dollars per share)	$ (0.06)	$ 0.48	$ 0.09	$ 0.81
Diluted (in dollars per share)	$ (0.06)	$ 0.48	$ 0.09	$ 0.81
Weighted Average Shares Outstanding
Basic (in shares)	46,101,725	45,906,424	45,032,405	45,912,282
Diluted (in shares)	46,101,725	45,906,917	45,292,949	46,029,232